Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of liquidity risk [line items]
Loans and financing	$ 2,886.4	$ 3,203.2
Trade accounts payable	787.0	739.5
Trade accounts payable supplier finance	37.6	27.5
Lease liability	96.0	71.0
Derivative financial instruments	125.2	$ 97.5
Liquidity risk [member]
Disclosure of liquidity risk [line items]
Loans and financing	3,706.4
Trade accounts payable	787.0
Trade accounts payable supplier finance	37.6
Lease liability	95.9
Accounts payable	387.6
Derivative financial instruments	125.2
Total	5,139.7
Liquidity risk [member] | Book Value [Member]
Disclosure of liquidity risk [line items]
Loans and financing	2,886.4
Trade accounts payable	787.0
Trade accounts payable supplier finance	37.6
Lease liability	96.0
Accounts payable	387.7
Derivative financial instruments	125.2
Total	4,319.9
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	246.9
Trade accounts payable	787.0
Trade accounts payable supplier finance	37.6
Lease liability	13.8
Accounts payable	332.3
Derivative financial instruments	85.7
Total	1,503.3
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	423.8
Lease liability	29.4
Accounts payable	19.5
Total	472.7
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	2,115.8
Lease liability	31.6
Accounts payable	34.5
Derivative financial instruments	39.5
Total	2,221.4
Liquidity risk [member] | More than five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	919.9
Lease liability	21.1
Accounts payable	1.3
Total	$ 942.3